Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Jun. 14, 2016
Document Creation Date	dei_DocumentCreationDate	Jun. 14, 2016